Income Taxes (Details) - Schedule of income (loss) before income taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Total income before income taxes	$ 1,868,963	$ 2,212,211	$ 1,958,101
Non-PRC operations [Member]
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Total income before income taxes	(385,297)	(328,672)	(46,483)
PRC operations [Member]
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Total income before income taxes	$ 2,254,260	$ 2,540,883	$ 2,004,584